Significant accounting policies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Significant accounting policies
2	Significant accounting policies
The consolidated financial statements have been prepared in accordance with all applicable International Financial Reporting Standards (“IFRSs”), which collective term includes all applicable individual IFRSs, International Accounting Standards (“IASs”) and Interpretations issued by the International Accounting Standards Board (the “IASB”). Significant accounting policies adopted by the Group are disclosed below.
The IASB has issued certain amendments to IFRSs that are first effective for the current accounting period of the Group. Note 2(b) provides information on any changes in accounting policies resulting from initial application of these developments to the extent that they are relevant to the Group for the current accounting period reflected in these consolidated financial statements.

(a)	Basis of preparation
The consolidated financial statements comprise the Group and the Group’s interest in associates and joint ventures.
The measurement basis used in the preparation of the consolidated financial statements is the historical cost basis except that the following assets and liabilities are stated at their fair value as explained in the accounting policies set out below:

•	other equity instrument investments (see Note 2(f));

•	other non-current financial assets (see Note 2(f)); and

•	derivative financial assets / liabilities (see Note 2(g)).
Non-current
assets and disposal groups held for sale are stated at the lower of carrying amount and fair value less costs to sell (see Note 2(r)).

The preparation of financial statements in conformity with IFRSs requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Judgements made by management in the application of IFRSs that have significant effect on the financial statements and major sources of estimation uncertainty are discussed in Note 3.

(b)	Changes in accounting policies

(A)	Amendments to IFRSs that are first effective for the year ended December 31, 2020
The Group has applied the following amendments to IFRSs issued by the IASB to these financial statements for the current accounting period:

•	Amendments to IFRS 3, Definition of a Business

•	Amendment to IFRS 16, COVID-19-Related Rent Concessions
Other than the amendment to IFRS 16, the Group has not applied any new standard or interpretation that is not yet effective for the current accounting period. Impacts of the adoption of the amended IFRSs are discussed below:
Amendments to IFRS 3,
Definition of a Business
The amendments clarify the definition of a business and provide further guidance on how to determine whether a transaction represents a business combination. In addition, the amendments introduce an optional “concentration test” that permits a simplified assessment of whether an acquired set of activities and assets is an asset rather than business acquisition, when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. The amendments do not have any material impact on the financial position and the financial result of the Group.
Amendment to IFRS 16,
COVID-19-Related
Rent Concessions
The amendment provides a practical expedient that allows a lessee to by-pass
the need to evaluate whether certain qualifying rent concessions occurring as a direct consequence of the
COVID-19
pandemic
(“COVID-19-
Related Rent Concessions
”) are lease modifications and, instead, account for those rent concessions as if they were not lease modifications.
The Group has elected to early adopt the amendments and applies the practical expedient to all qualifying
COVID-19-Related Rent Concessions
granted to the Group except for aircraft and engine leases from January 1, 2020. Consequently, rent concessions received have been accounted for as negative variable lease payments recognized in profit or loss in the period in which the event or condition that triggers those payments occurred (see Note 21). There is no impact on the opening balance of equity at January 1, 2020.

(B)	New IFRSs and amendments that are first effective for the year ended December 31, 2019
The IASB has issued a new IFRS, IFRS 16,
Leases
, and a number of amendments to IFRSs that are first effective for the current accounting period of the Group.
Except for IFRS 16,
Leases
, none of the developments have had a material effect on how the Group’s results and financial position for the current or prior periods have been prepared or presented. The Group has not applied any new standard or interpretation that is not yet effective for the current accounting period.
IFRS 16,
Leases
IFRS 16 replaces IAS 17,
Leases
, and the related interpretations, IFRIC 4,
Determining whether an arrangement contains a lease
, SIC 15,
Operating leases – incentives
, and SIC 27,
Evaluating the substance of transactions involving the legal form of a lease
. IFRS 16 introduces a single accounting model for lessees, which requires a lessee to recognize a right-of-use
asset and a lease liability for all leases, except for leases that have a lease term of 12 months or less (“short-term leases”) and leases of low-value
assets. The lessor accounting requirements are brought forward from IAS 17 substantially unchanged.
IFRS 16 also introduces additional qualitative and quantitative disclosure requirements which aim to enable users of the financial statements to assess the effect that leases have on the financial position, financial performance and cash flows of an entity.
The Group has initially applied IFRS 16 as from January 1, 2019. The Group has elected to use the modified retrospective approach and has therefore recognized the cumulative effect of initial application as an adjustment to the opening balance of equity at January 1, 2019. Comparative information has not been restated and continues to be reported under IAS 17.
Further details of the nature and effect of the changes to previous accounting policies and the transition options applied are set out below:

a.	New definition of a lease
The change in the definition of a lease mainly relates to the concept of control. IFRS 16 defines a lease on the basis of whether a customer controls the use of an identified asset for a period of time, which may be determined by a defined amount of use. Control is conveyed where the customer has both the right to direct the use of the identified asset and to obtain substantially all of the economic benefits from that use.
The Group applies the new definition of a lease in IFRS 16 only to contracts that were entered into or changed on or after January 1, 2019. For contracts entered into before January 1, 2019, the Group has used the transitional practical expedient to grandfather the previous assessment of which existing arrangements are or contain leases. Accordingly, contracts that were previously assessed as leases under IAS 17 continue to be accounted for as leases under IFRS 16 and contracts previously assessed as non-lease
service arrangements continue to be accounted for as executory contracts.

b.	Lessee accounting and transitional impact
IFRS 16 eliminates the requirement for a lessee to classify leases as either operating leases or finance leases, as was previously required by IAS 17. Instead, the Group is required to capitalize all leases when it is the lessee, including leases previously classified as operating leases under IAS 17, other than those short-term leases and leases of low-value
assets which are exempt. As far as the Group is concerned, these newly capitalized leases are primarily in relation to aircraft, flight equipment, buildings, machinery, equipment and vehicles as disclosed in Note 21. The Group also has the right to occupy space, including airport terminals, cargo/catering facilities and lounges space, in and around airports under different types of leasing arrangements.
At the date of transition to IFRS 16 (i.e. January 1, 2019), the Group determined the length of the remaining lease terms and measured the lease liabilities for the leases previously classified as operating leases at the present value of the remaining lease payments, discounted using the relevant incremental borrowing rates at January 1, 2019. The incremental borrowing rates range used for determination of the present value of the remaining lease payments was 4.75%~4.90%.
Right-of-use
assets are measured at either:

•
their carrying amount as if IFRS 16 had been applied since the commencement date, discounted using the lessee’s incremental borrowing rate at the date of initial application—the Group applied this approach to its aircraft and engine leases; or

•	an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments—the Group applied this approach to all other leases.
To ease the transition to IFRS 16, the Group applied the following recognition exemption and practical expedients at the date of initial application of IFRS 16:

•
the Group elected not to apply the requirements of IFRS 16 in respect of the recognition of lease liabilities and right-of-use
assets to leases for which the remaining lease term ends within 12 months from the date of initial application of IFRS 16, i.e. where the lease term ends on or before December 31, 2019;

•	excluded initial direct costs from the measurement of the right-of-use assets at the date of initial application;

•
when measuring the lease liabilities at the date of initial application of IFRS 16, the Group applied a single discount rate to a portfolio of leases with reasonably similar characteristics (such as leases with a similar remaining lease term for a similar class of underlying asset in a similar economic environment); and

•
when measuring the
right-of-use
assets at the date of initial application of IFRS 16, the Group relied on the previous assessment for onerous contract provisions as at December 31, 2018 as an alternative to performing an impairment review.

The following table reconciles the operating lease commitments as at December 31, 2018 to the opening balance for lease liabilities recognized as at January 1, 2019:

RMB million
Operating lease commitments at December 31, 2018	75,729
Less: commitments relating to leases exempt from capitalization:
- short-term leases, other leases with remaining lease term ending on or before December 31, 2019 and leases of low-value assets	(924)
- leases contracts entered before December 31, 2018 but the lease period start after January 1, 2019	(16,612)
Less: total future interest expenses	(10,037)

Present value of remaining lease payments, discounted using the incremental borrowing rates at January 1, 2019	48,156
Add: finance lease liabilities recognized as at December 31, 2018	72,221

Total lease liabilities recognized at January 1, 2019	120,377

So far as the impact of the adoption of IFRS 16 on leases previously classified as finance leases is concerned, the Group is not required to make any adjustments at the date of initial application of IFRS 16, other than changing the captions for the balances. Accordingly, instead of “obligations under finance leases”, these amounts are included within “lease liabilities”, and the depreciated carrying amount of the corresponding leased assets is identified as right-of-use
assets. There is no impact on the opening balance of equity.

The following table summarizes the impacts of the adoption of IFRS 16 on the Group’s consolidated statement of financial position:

		Adoption of IFRS 16
	Carrying amount at December 31, 2018	Remeasurement	Reclassification	Carrying amount at January 1, 2019
	RMB million	RMB million	RMB million	RMB million
Line items in the consolidated statement of financial position impacted by the adoption of IFRS 16:
Property, plant and equipment, net	170,692	—	(88,880)	81,812
Right-of-use assets	—	45,437	91,914	137,351
Lease prepayments	2,970	—	(2,970)	—
Interest in associates	3,181	(527)	—	2,654
Deferred tax assets	1,566	717	—	2,283
Other assets	1,776	—	(210)	1,566
Total non-current assets	222,877	45,627	(146)	268,358
Prepaid expenses and other current assets	3,659	(811)	—	2,848
Total current assets	24,072	(811)	—	23,261
Lease liabilities	—	6,969	9,952	16,921
Current portion of obligations under finance leases	9,555	—	(9,555)	—
Accrued expenses	15,682	(83)	(397)	15,202
Total current liabilities	83,687	6,886	—	90,573
Net current liabilities	59,615	7,697	—	67,312
Total assets less current liabilities	163,262	37,930	(146)	201,046

		Adoption of IFRS 16
	Carrying amount at December 31, 2018	Remeasurement	Reclassification	Carrying amount at January 1, 2019
	RMB million	RMB million	RMB million	RMB million
Line items in the consolidated statement of financial position impacted by the adoption of IFRS 16:
Lease liabilities	—	40,790	62,666	103,456
Obligations under finance leases	62,666	—	(62,666)	—
Provision for major overhauls	2,831	780	—	3,611
Deferred benefits and gains	906	—	(146)	760
Deferred tax liabilities	676	(178)	—	498
Total non-current liabilities	84,793	41,392	(146)	126,039
Net assets	78,469	(3,462)	—	75,007
Reserves	52,990	(3,124)	—	49,866
Total equity attributable to equity shareholders of the Company	65,257	(3,124)	—	62,133
Non-controlling interests	13,212	(338)	—	12,874
Total equity	78,469	(3,462)	—	75,007

c.	Impact on the financial result and cash flows of the Group
After the initial recognition of
right-of-use
assets and lease liabilities as at January 1, 2019, the Group as a lessee is required to recognize interest expense accrued on the outstanding balance of the lease liabilities, and the depreciation of the right-of-use
assets, instead of the previous policy of recognizing rental expenses incurred under operating leases on a straight-line basis over the lease term. This results in a positive impact on the reported operating profit and a negative impact on the profit before income tax in the Group’s consolidated income statement, as compared to the results if IAS 17 had been applied during the year.

In the cash flow statement, the Group as a lessee is required to split rentals paid under capitalized leases into their capital element and interest element (see Note 34(c)). The capital element is classified as financing cash outflows, similar to how leases previously classified as finance leases under IAS 17 were treated, rather than as operating cash outflows, as was the case for operating leases under IAS 17. Although total cash flows are unaffected, the adoption of IFRS 16 therefore results in a significant change in presentation of cash flows within the cash flow statement (see Note 34(d)).
The following tables give an indication of the estimated impact of the adoption of the IFRS 16 on the Group’s financial result and cash flows for the year ended December 31, 2019, by adjusting the amounts reported under IFRS 16 in these consolidated financial statements to compute estimates of the hypothetical amounts that would have been recognized under IAS 17 if this superseded standard had continued to apply to 2019 instead of IFRS 16, and by comparing these hypothetical amounts for 2019 with the actual 2018 corresponding amounts which were prepared under IAS 17.

	2019					2018
	Amounts reported under IFRS 16	Add back: IFRS 16 depreciation, maintenance and interest expenses, net	Add back: net effect between IAS 17 and IFRS 16 relating to share of associates’ results	Deduct: estimated amounts related to operating leases as if under IAS 17 (Note (i))	Hypothetical amounts for 2019 as if under IAS 17	Compared to amounts reported for 2018 under IAS 17
	(A)	(B)	(C)	(D)	(E=A+B+C-D)
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Operating profit	10,838	7,580	—	9,491	8,927	8,819
Interest expense	(5,845)	2,380	—	—	(3,465)	(3,202)
Exchange loss, net	(1,477)	756	—	—	(721)	(1,853)
Share of associates’ results	(178)	—	216	—	38	263
Profit before income tax	4,055	10,716	216	9,491	5,496	4,364
Profit for the year	3,084	10,716	216	9,491	4,525	3,364

	2019			2018
	Amounts reported under IFRS 16	Estimated amounts related to operating leases as if under IAS 17 (Notes (i) & (ii))	Hypothetical amounts for 2019 as if under IAS 17	Compared to amounts reported for 2018 under IAS 17
	(A)	(B)	(C=A+B)
	RMB million	RMB million	RMB million	RMB million
Line items in the consolidated cash flow statement for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Cash generated from operating activities	39,728	(9,491)	30,237	21,174
Interest paid	(7,014)	2,380	(4,634)	(4,255)
Net cash generated from operating activities	31,175	(7,111)	24,064	15,388
Capital element of lease rentals paid (Note (iii))	(17,784)	7,111	(10,673)	(10,433)
Net cash (used in)/generated from financing activities	(21,833)	7,111	(14,722)	5,220

Notes:
(i)
The “estimated amounts related to operating leases” is an estimate of the amounts of the cash flows in 2019 that relate to leases which would have been classified as operating leases, if IAS 17 had still applied in 2019. This estimate assumes that there were no differences between rentals and cash flows and that all of the new leases entered into in 2019 would have been classified as operating leases under IAS 17, if IAS 17 had still applied in 2019. Any potential net tax effect is ignored.

(ii)
In this impact table these cash outflows are reclassified from financing to operating in order to compute hypothetical amounts of net cash generated from operating activities and net cash used in financing activities as if IAS 17 still applied.

(iii)	The capital element of finance leases under IAS 17 previously presented as “Repayment of principal under finance lease obligations” in 2018 consolidated cash flow statement.

d.	Investment properties
Under IFRS 16, the Group is required to account for all leasehold properties as investment properties when these properties are held to earn rental income and/or for capital appreciation (“leasehold investment properties”). The adoption of IFRS 16 does not have a significant impact on the Group’s consolidated financial statements as the Group previously elected to apply IAS 40,
Investment properties
, to account for all of its leasehold properties that were held for investment purposes as at December 31, 2018.

e.	Lessor accounting
In addition to leasing out the investment property referred to in paragraph d. above, the Group leases out a number of items of consumable spare parts and maintenance materials as the lessor of operating leases. The accounting policies applicable to the Group as a lessor remain substantially unchanged from those under IAS 17.
Under IFRS 16, when the Group acts as an intermediate lessor in a sublease arrangement, the Group is required to classify the sublease as a finance lease or an operating lease by reference to the right-of-use
assets arising from the head lease, instead of by reference to the underlying asset. The adoption of IFRS 16 does not have a significant impact on the Group’s consolidated financial statements in this regard.

(c)	Subsidiaries and non-controlling interests
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. When assessing whether the Group has power, only substantive rights (held by the Group and other parties) are considered.
An investment in a subsidiary is consolidated into the consolidated financial statements from the date that control commences until the date that control ceases. Intra-group transactions, balances and cash flows and any unrealized profits arising from intra-group transactions are eliminated in full in preparing the consolidated financial statements. Unrealized losses resulting from intra-group transactions are eliminated in the same way as unrealized gains but only to the extent that there is no evidence of impairment. Amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.
Non-controlling
interests represent the equity in a subsidiary not attributable directly or indirectly to the Company, and in respect of which the Group has not agreed any additional terms with the holders of those interests which would result in the Group as a whole having a contractual obligation in respect of those interests that meets the definition of a financial liability. With regards to each business combination, the Group recognized non-controlling
interests based on the proportion of the net identifiable assets of the subsidiary owned by the non-controlling
interests.
Non-controlling
interests are presented in the consolidated statement of financial position within equity, separately from equity attributable to the equity shareholders of the Company.
Non-controlling
interests in the results of the Group are presented on the face of the consolidated income statement and the consolidated statement of comprehensive income as an allocation of the total profit or loss and total comprehensive income for the year between non-controlling
interests and the equity shareholders of the Company. Loans from holders of non-controlling
interests and other contractual obligations towards these holders are presented as financial liabilities in the consolidated statement of financial position in accordance with Note 2(p) or Note 2(q) depending on the nature of the liability.
Changes in the Group’s interests in a subsidiary that do not result in a loss of control are accounted for as equity transactions, whereby adjustments are made to the amounts of controlling and non-controlling
interests within consolidated equity to reflect the change in relative interests, but no adjustments are made to goodwill and no gain or loss is recognized.
When the Group loses control of a subsidiary, it is accounted for as a disposal of the entire interest in that subsidiary, with a resulting gain or loss being recognized in consolidated income statement. Any interest retained in that former subsidiary at the date when control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset (Note 2(f)) or, when appropriate, the cost on initial recognition of an investment in an associate or joint venture (Note 2(d)).
In the Company’s statement of financial position, an investment in a subsidiary is stated at cost less impairment losses (Note 2(l)(iii)).

The Group applies the acquisition method to account for business combinations. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Transaction costs are expensed as incurred.
The consideration transferred does not include amounts related to the settlement of pre-existing
relationships. Such amounts are generally recognized in profit or loss.
Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

(d)	Associates and joint arrangements
An associate is an entity in which the Group has significant influence, but not control or joint control, over its management, including participation in the financial and operating policy decisions.
The Group has applied IFRS 11,
Joint Arrangements
(“IFRS 11”) to all joint arrangements. Under IFRS 11, investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor. The Group has assessed the nature of its joint arrangements and determined them to be joint ventures.
An investment in an associate or a joint venture is accounted for in the consolidated financial statements under the equity method and is initially recorded at cost, adjusted for any excess of the Group’s share of the acquisition-date fair values of the investee’s identifiable net assets over the cost of the investment (if any). Thereafter, the investment is adjusted for the post acquisition change in the Group’s share of the investee’s net assets and any impairment loss relating to the investment (Notes 2(e) and 2(l)(iii)). At each reporting date, the Group assesses whether there is any objective evidence that the investment is impaired. The Group’s share of the post-acquisition, post-tax
results of the investees, adjusted for any acquisition-date excess over cost and any impairment losses for the year are recognized in the consolidated income statement, whereas the Group’s share of the post-acquisition post-tax
items of the investees’ other comprehensive income is recognized in the consolidated statement of comprehensive income.
When the Group’s share of losses exceeds its interest in the associate or the joint venture, the Group’s interest is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the investee. For this purpose, the Group’s interest is the carrying amount of the investment under the equity method together with the Group’s long-term interests that in substance form part of the Group’s net investment in the associate or the joint venture.
Unrealized profits and losses resulting from transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest in the investee, except where unrealized losses provide evidence of an impairment of the asset transferred, in which case they are recognized immediately in the consolidated income statement.

(e)	Goodwill
Goodwill represents the excess of

(i)
the aggregate of the fair value of the consideration transferred, the amount of any non-controlling
interest in the acquiree and the fair value of the Group’s previously held equity interest in the acquiree; over

(ii)	the net fair value of the acquiree’s identifiable assets and liabilities measured as at the acquisition date.
When (ii) is greater than (i), then this excess is recognized immediately in the consolidated income statement as a gain on a bargain purchase.
Goodwill is stated at cost less accumulated impairment losses. Goodwill arising on a business combination is allocated to each cash-generating unit, or groups of cash generating units, that is expected to benefit from the synergies of the combination and is tested annually for impairment (Note 2(l)(iii)).

(f)	Other investments in debt and equity securities
The Group’s policies for investments in debt and equity securities, other than investments in subsidiaries, associates and joint ventures, are set out below.
Investments in debt and equity securities are recognized / derecognized on the date the Group commits to purchase / sell the investment. The investments are initially stated at fair value plus directly attributable transaction costs, except for those investments measured at fair value through profit or loss (FVPL) for which transaction costs are recognized directly in profit or loss. For an explanation of how the Group determines fair value of financial instruments, see Note 4(g)(i). These investments are subsequently accounted for as follows, depending on their classification.
Investments other than equity investments
Non-equity
investments held by the Group are classified into one of the following measurement categories:
-amortised cost, if the investment is held for the collection of contractual cash flows which represent solely payments of principal and interest. Interest income from the investment is calculated using the effective interest method (Note 2(z)(v)).
-fair value through other comprehensive income (FVOCI)—recycling, if the contractual cash flows of the investment comprise solely payments of principal and interest and the investment is held within a business model whose objective is achieved by both the collection of contractual cash flows and sale. Changes in fair value are recognized in other comprehensive income, except for the recognition in profit or loss of expected credit losses, interest income (calculated using the effective interest method) and foreign exchange gains and losses. When the investment is derecognized, the amount accumulated in other comprehensive income is recycled from equity to profit or loss.
-fair value at profit or loss (FVPL) if the investment does not meet the criteria for being measured at amortized cost or FVOCI (recycling). Changes in the fair value of the investment (including interest) are recognized in profit or loss.
Equity investments
An investment in equity securities is classified as FVPL unless the equity investment is not held for trading purposes and on initial recognition of the investment the Group makes an irrevocable election to designate the investment at FVOCI
(non-recycling)
such that subsequent changes in fair value are recognized in other comprehensive income. Such elections are made on an instrument-by-instrument
basis, but may only be made if the investment meets the definition of equity from the issuer’s perspective. Where such an election is made, the amount accumulated in other comprehensive income remains in the fair value reserve
(non-recycling)
until the investment is disposed of. At the time of disposal, the amount accumulated in the fair value reserve
(non-recycling)
is transferred to retained earnings. It is not recycled through profit or loss. Dividends from an investment in equity securities, irrespective of whether classified as at FVPL or FVOCI, are recognized in profit or loss as other income in accordance with the policy set out in Note 2(z)(iv).

(g)	Derivative financial instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.
The Group documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.
Derivative financial instruments that do not qualify for hedge accounting are accounted for as trading instruments and any unrealized gains or losses, being changes in fair value of the derivatives, are recognized in the profit or loss immediately.
Changes in the fair value of derivatives that are designated and qualify as fair value hedges and that are highly effective, are recorded in the profit or loss, along with any changes in the fair value of the hedged assets or liabilities that are attributable to the hedged risk.
Derivative financial instruments that qualify for hedge accounting and which are designated as a specific hedge of the variability in cash flows of a highly probable forecast transaction, are accounted for as follows:

(i)
The effective portion of any gains or losses on remeasurement of the derivative financial instruments to fair value are recognized in other comprehensive income and accumulated separately in equity in the fair value reserve. The cumulative gain or loss on the derivative financial instruments recognized in other comprehensive income is reclassified from equity to profit or loss in the same period during which the hedged forecast cash flows affects profit or loss; and

(ii)	The ineffective portion of any gains or losses on remeasurement of the derivative financial instruments to fair value is recognized in the profit or loss immediately.
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gains or losses existing in equity at that time remains in equity and is recognized in the profit or loss when the committed or forecast transaction ultimately occurs. When a committed or forecast transaction is no longer expected to occur, the cumulative gains or losses that was recorded in equity is immediately transferred to the profit or loss.

(h)	Investment properties
Investment properties are land held under a lease and / or buildings which are owned to earn rental income and/or for capital appreciation.
Investment properties are stated at cost, less accumulated depreciation and impairment losses (Note 2(l)(iii)). Depreciation is calculated to write off the cost of items of investment properties, less their estimated residual value, if any, using the straight-line method over their estimated useful lives or lease term. Rental income from investment properties is accounted for as described in Note 2(z)(iii).

(i)	Other property, plant and equipment
Other property, plant and equipment are stated at cost less accumulated depreciation and impairment losses (Note 2(l)(iii)).
The cost of self-constructed items of property, plant and equipment includes the cost of materials, direct labor, the initial estimate, where relevant, of the costs of dismantling and removing the items and restoring the site on which they are located, and an appropriate proportion of production overheads and borrowing costs (Note 2(ac)).
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to the consolidated income statement during the financial period in which they are incurred.
When each major aircraft overhaul is performed, its cost is recognized in the carrying amount of the component of aircraft and is depreciated over the appropriate maintenance cycles. Components related to airframe overhaul cost, are depreciated on a straight-line basis over 6 to 12 years. Components related to engine overhaul cost, are depreciated on the units of production method over the expected flying hours of
9-42 thousand
hours. Upon completion of an overhaul, any remaining carrying amount of the cost of the previous overhaul is derecognized and charged to the consolidated income statement.
Gains or losses arising from the retirement or disposal of an item of property, plant and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the item and are recognized in consolidated income statement on the date of retirement or disposal.
Except for components related to overhaul costs, the depreciation of other property, plant and equipment is calculated to write off the cost of items, less their estimated residual value, if any, using the straight-line method over their estimated useful lives as follows:

Buildings	5 to 35 years
Owned aircraft	15 to 20 years
Other flight equipment
– Jet engines	15 to 20 years
– Others, including rotables	3 to 15 years
Machinery and equipment	4 to 10 years
Where parts of an item of property, plant and equipment have different useful lives, the cost of the item is allocated on a reasonable basis between the parts and each part is depreciated separately. Both the useful life of an asset and its residual value, if any, are reviewed annually.

(j)	Construction in progress
Construction in progress represents advance payments for the acquisition of aircraft and flight equipment, office buildings, various infrastructure projects under construction and equipment pending for installation, and is stated at cost less impairment losses (Note 2(l)(iii)). Capitalization of these costs ceases and the construction in progress is transferred to property, plant and equipment when the asset is substantially ready for its intended use, notwithstanding any delay in the issue of the relevant commissioning certificates by the relevant PRC authorities.
No depreciation is provided in respect of construction in progress.

(k)	Leased assets
At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is conveyed where the customer has both the right to direct the use of the identified asset and to obtain substantially all of the economic benefits from that use.

(1)	As a lessee

(A)	Policy applicable from January 1, 2019
For a contract that contains more than a lease, a lessee and lessor shall separate the contract and account for each lease component respectively. For a contract that contains lease and non-lease
components, a lessee and lessor shall separate lease components from non-lease
components. However, when the Group is a lessee of land use right and buildings, the Group has elected not to separate non-lease
components from lease components, and instead, account for each lease component and any associated non-lease
components as a single lease component. When separate lease components from non-lease
components, a lessee shall allocate the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease
components.
At the lease commencement date, the Group recognizes a
right-of-use
assets and a lease liability, except for short-term leases that have a lease term of 12 months or less and leases of low-value
assets. When the Group enters into a lease in respect of a
low-value
asset, the Group decides whether to capitalize the lease on a lease-by-lease
basis. The lease payments associated with those leases which are not capitalized are recognized as an expense on a systematic basis over the lease term.
Where the lease is capitalized, the lease liability is initially recognized at the present value of the lease payments payable over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, using a relevant incremental borrowing rate. After initial recognition, the lease liability is measured at amortized cost and interest expense is calculated using the effective interest method. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability and hence are charged to profit or loss in the accounting period in which they are incurred.
The
right-of-use
assets recognized when a lease is capitalized is initially measured at cost, which comprises the initial amount of the lease liability plus any lease payments made at or before the commencement date, and any initial direct costs incurred. Where applicable, the cost of the right-of-use
assets also includes an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, discounted to their present value, less any lease incentives received. The right-of-use
assets is subsequently stated at cost less accumulated depreciation and impairment losses (see Note 2(l)(iii)).

The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, or there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or there is a change arising from the reassessment of whether the Group will be reasonably certain to exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use
assets, or is recorded in profit or loss if the carrying amount of the right-of-use
assets has been reduced to zero.
The lease liability is also remeasured when there is a change in the scope of a lease or the consideration for a lease that is not originally provided for in the lease contract (“lease modification”) that is not accounted for as a separate lease. In this case the lease liability is remeasured based on the revised lease payments and lease term using a revised discount rate at the effective date of the modification. The only exceptions are rent concessions in relation to all leases except for aircraft and engine leases which arose as a direct consequence of the
COVID-19
pandemic and which satisfied the conditions set out in paragraph 46B of IFRS 16
Leases
. In such cases, the Group took advantage of the practical expedient set out in paragraph 46A of IFRS 16 and recognized the change in consideration as if it were not a lease modification.
In the consolidated statement of financial position, the current portion of long-term lease liabilities is determined as the present value of contractual payments that are due to be settled within twelve months after the reporting period.
For the measurement of component accounting for
right-of-use
assets and subsequent major overhaul performed, see Note 2(i).
The Group presents
right-of-use
assets that do not meet the definition of investment property in right-of-use
assets and presents lease liabilities separately in the consolidated statement of financial position.
The cost of acquiring land held under a lease is amortized on a straight-line basis over the respective periods of lease terms which range from 30 to 70 years.

(B)	Policy applicable prior to January 1, 2019
In the comparative periods prior to January 1, 2019, an arrangement, comprising a transaction or a series of transactions, is or contains a lease if the Group determines that the arrangement conveys a right to use a specific asset or assets for an agreed period of time in return for a payment or a series of payments. Such a determination is made based on an evaluation of the substance of the arrangement and is regardless of whether the arrangement takes the legal form of a lease.

(i)	Classification of assets leased to the Group
Assets that are held by the Group under leases which transfer to the Group substantially all the risks and rewards of ownership are classified as being held under finance leases. Leases which do not transfer substantially all the risks and rewards of ownership to the Group are classified as operating leases, except for land held for own use under an operating lease, the fair value of which cannot be measured separately from the fair value of a building situated thereon at the inception of the lease, is accounted for as being held under a finance lease, unless the building is also clearly held under an operating lease. For these purposes, the inception of the lease is the time that the lease was first entered into by the Group, or taken over from the previous lessee.

(ii)	Assets acquired under finance leases
Where the Group acquires the use of assets under finance leases, the amounts representing the fair value of the leased asset, or, if lower, the present value of the minimum lease payments, of such assets are included in property, plant and equipment and the corresponding liabilities, net of finance charges, are recorded as obligations under finance leases. Depreciation is provided at rates which write off the cost or valuation of the assets over the term of the relevant lease or, where it is likely the Group will obtain ownership of the asset, the life of the asset. Impairment losses are accounted for in accordance with the accounting policy as set out in Note 2(l)(iii). Finance charges implicit in the lease payments are charged to consolidated income statement over the period of the leases so as to produce an approximately constant periodic rate of charge on the remaining balance of the obligations for each accounting period. Contingent rentals are charged to consolidated income statement in the accounting period in which they are incurred.

(iii)	Operating lease charges
Where the Group has the use of assets held under operating leases, payments made under the leases are charged to consolidated income statement in equal instalments over the accounting periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased asset. Lease incentives received are recognized in consolidated income statement as an integral part of the aggregate net lease payments made. Contingent rentals are charged to consolidated income statement in the accounting period in which they are incurred.
The cost of acquiring land held under an operating lease is amortized on a straight-line basis over the respective periods of lease terms which range from 30 to 70 years.

(iv)	Sale and leaseback transactions
Gains or losses on aircraft sale and leaseback transactions which result in finance leases are deferred and amortized over the terms of the related leases.
Gains or losses on aircraft sale and leaseback transactions which result in operating leases are recognized immediately if the transactions are established at fair value. If the sale price is below fair value then the gain or loss is recognized immediately. However, if a loss is compensated for by future rentals at a below-market price, then the loss is deferred and amortized over the period that the aircraft is expected to be used. If the sale price is above fair value, then any gain is deferred and amortized over the useful life of the assets.

(2)	As a lessor
When the Group acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease. A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to the ownership of an underlying assets to the lessee. If this is not the case, the lease is classified as an operating lease.
When a contract contains lease and
non-lease
components, the Group allocates the consideration in the contract to each component on a relative stand-alone selling price basis. The rental income from operating leases is recognized in accordance with Note 2(z)(iii).
When the Group is an intermediate lessor, the
sub-leases
are classified as a finance lease or as an operating lease with reference to the right-of-use
assets arising from the head lease. If the head lease is a short-term lease to which the Group applies the exemption described in Note
2(k)(1),
then the Group classifies the
sub-lease
as an operating lease.

(l)	Credit losses and impairment of assets

(i)	Credit losses from financial instruments and lease receivables
The Group recognizes a loss allowance for expected credit losses (ECL) on the following items:

•	financial assets measured at amortized cost (including cash and cash equivalents and trade and other receivables); and

•	lease receivables.
Financial assets measured at fair value, including equity securities measured at FVPL, equity securities designated at FVOCI
(non-recycling)
and derivative financial assets, are not subject to the ECL assessment.
Measurement of ECLs
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all expected cash shortfalls (i.e. the difference between the cash flows due to the Group in accordance with the contract and the cash flows that the Group expects to receive).
The expected cash shortfalls are discounted using the following discount rates where the effect of discounting is material:

•	fixed-rate financial assets, and trade and other receivables: effective interest rate determined at initial recognition or an approximation thereof;

•	variable-rate financial assets: current effective interest rate;

•	lease receivables: discount rate used in the measurement of the lease receivable.
The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.
In measuring ECLs, the Group takes into account reasonable and supportable information that is available without undue cost or effort. This includes information about past events, current conditions and forecasts of future economic conditions.
ECLs are measured on either of the following bases:

•	12-month ECLs: these are losses that are expected to result from possible default events within the 12 months after the reporting date; and

•	lifetime ECLs: these are losses that are expected to result from all possible default events over the expected lives of the items to which the ECL model applies.
Loss allowances for trade receivables and lease receivables are always measured at an amount equal to lifetime ECLs. ECLs on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors and an assessment of both the current and forecast general economic conditions at the reporting date.
For all other financial instruments, the Group recognizes a loss allowance equal to
12-month
ECLs unless there has been a significant increase in credit risk of the financial instrument since initial recognition, in which case the loss allowance is measured at an amount equal to lifetime ECLs.

Significant increases in credit risk
In assessing whether the credit risk of a financial instrument has increased significantly since initial recognition, the Group compares the risk of default occurring on the financial instrument assessed at the reporting date with that assessed at the date of initial recognition. In making this reassessment, the Group considers that a default event occurs when the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held). The Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.
In particular, the following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:

•	failure to make payments of principal or interest on their contractually due dates ;

•	an actual or expected significant deterioration in a financial instrument’s external or internal credit rating (if available);

•	an actual or expected significant deterioration in the operating results of the debtor; and

•	existing or forecast changes in the technological, market, economic or legal environment that have a significant adverse effect on the debtor’s ability to meet its obligation to the Group.
Depending on the nature of the financial instruments, the assessment of a significant increase in credit risk is performed on either an individual basis or a collective basis. When the assessment is performed on a collective basis, the financial instruments are grouped based on shared credit risk characteristics, such as past due status and credit risk ratings.
The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due, unless the Group has reasonable and supportable information that is available without undue cost or effort, that demonstrates that the credit risk has not increased significantly since initial recognition even though the contractual payments are more than 30 days past due.
ECLs are remeasured at each reporting date to reflect changes in the financial instrument’s credit risk since initial recognition. Any change in the ECL amount is recognized as an impairment gain or loss in consolidated income statement. The Group recognizes an impairment gain or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.
Basis of calculation of interest income
Interest income recognized in accordance with Note 2(z)(v) is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit-impaired, in which case interest income is calculated based on the amortized cost (i.e. the gross carrying amount less loss allowance) of the financial asset.
At each reporting date, the Group assesses whether a financial asset is credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable events:

•	significant financial difficulties of the debtor;

•	a breach of contract, such as a default or delinquency in interest or principal payments;

•	it becoming probable that the borrower will enter into bankruptcy or other financial reorganisation;

•	significant changes in the technological, market, economic or legal environment that have an adverse effect on the debtor; or

•	the disappearance of an active market for a security because of financial difficulties of the issuer.
Write-off
policy
The gross carrying amount of a financial asset and lease receivable is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Group determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.
Subsequent recoveries of an asset that was previously written off are recognized as a reversal of impairment in consolidated income statement in the period in which the recovery occurs.

(ii)	Credit losses from financial guarantees issued
Financial guarantees are contracts that require the issuer (i.e. the guarantor) to make specified payments to reimburse the beneficiary of the guarantee (the “holder”) for a loss the holder incurs because a specified debtor fails to make payment when due in accordance with the terms of a debt instrument.
After initial recognition at fair value, the Group, as an issuer of such a contract, subsequently measure it at the higher of: (i) the amount of the loss allowance and (ii) the amount initially recognized less, when appropriate, the cumulative amount of income recognized.
The Group monitors the risk that the specified debtor will default on the contract and recognizes a provision when ECLs on the financial guarantees are determined to be higher than the amount recorded in respect of the guarantees (i.e. the amount initially recognized, less accumulated amortization).
To determine ECLs, the Group considers changes in the risk of default of the specified debtor since the issuance of the guarantee. A
12-month
ECL is measured unless the risk that the specified debtor will default has increased significantly since the guarantee is issued, in which case a lifetime ECL is measured. The same definition of default and the same assessment of significant increase in credit risk as described in Note 2(l)(i) apply.
As the Group is required to make payments only in the event of a default by the specified debtor in accordance with the terms of the instrument that is guaranteed, an ECL is estimated based on the expected payments to reimburse the holder for a credit loss that it incurs less any amount that the Group expects to receive from the holder of the guarantee, the specified debtor or any other party. The amount is then discounted using the current risk-free rate adjusted for risks specific to the cash flows.

(iii)	Impairment of other non-current assets
Internal and external sources of information are reviewed at the end of each reporting period to identify indications that the following assets may be impaired or, except in the case of goodwill, an impairment loss previously recognized no longer exists or may have decreased:

•	Investment properties;

•	Other property, plant and equipment;

•	Right-of-use assets;

•	Construction in progress;

•	Goodwill;

•	Investments in subsidiaries, associates and joint ventures.

If any such indication exists, the asset’s recoverable amount is estimated. The recoverable amount of goodwill is estimated annually whether or not there is any indication of impairment.

•	Calculation of recoverable amount
The recoverable amount of an asset is the higher of its fair value less costs of disposal and its value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit).

•	Recognition of impairment losses
An impairment loss is recognized in profit or loss if the carrying amount of an asset, or the cash-generating unit to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit (or group of units) and then, to reduce the carrying amount of the other assets in the unit (or group of units) on a pro rata basis, except that the carrying value of an asset will not be reduced below its individual fair value less costs of disposal (if measurable), or value in use (if determinable).

•	Reversals of impairment losses
In respect of assets other than goodwill, an impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. An impairment loss in respect of goodwill is not reversed.
A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to profit or loss in the year in which the reversals are recognized.

(m)	Inventories
Inventories, which consist primarily of consumable spare parts and supplies, are stated at cost less any applicable provision for obsolescence, and are charged to consolidated income statement when used in operations. Cost represents the average unit cost.
Inventories held for sale or disposal are carried at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.
When inventories are sold, the carrying amount of those inventories is recognized as an expense in the period in which the related revenue is recognized. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as an expense in the period in which the reversal occurs.

(n)	Contract assets and contract liabilities
A contract asset is recognized when the Group recognizes revenue (see Note 2(z)) before being unconditionally entitled to the consideration under the payment terms set out in the contract. Contract assets, if any, are assessed for ECL and are reclassified to receivables when the right to the consideration has become unconditional (see Note 2(o)).
A contract liability is recognized when the customer pays
non-refundable
consideration before the Group recognizes the related revenue (see Note 2(z)). A contract liability would also be recognized if the Group has an unconditional right to receive non-refundable
consideration before the Group recognizes the related revenue. In such cases, a corresponding receivable would also be recognized (see Note 2(o)).
For a single contract with the customer, either a net contract asset or a net contract liability is presented. For multiple contracts, contract assets and contract liabilities of unrelated contracts are not presented on a net basis.

(o)	Trade and other receivables
A receivable is recognized when the Group has an unconditional right to receive consideration. A right to receive consideration is unconditional if only the passage of time is required before payment of that consideration is due. If revenue has been recognized before the Group has an unconditional right to receive consideration, the amount is presented as a contract asset (see Note 2(n)).
Receivables are stated at amortized cost using the effective interest method less allowance for credit losses (see Note 2(l)(i)).

(p)	Interest-bearing borrowings
Interest-bearing borrowings are recognized initially at fair value less attributable transaction costs. Subsequent to initial recognition, interest-bearing borrowings are stated at amortized cost with any difference between the amount initially recognized and redemption value being recognized in consolidated income statement over the period of the borrowings, together with any interest and fees payable, using the effective interest method.

(q)	Trade and other payables
Trade and other payables are initially recognized at fair value. Except for financial guarantee liabilities measured in accordance with Note 2(l)(ii), trade and other payables are subsequently stated at amortized cost unless the effect of discounting would be immaterial, in which case they are stated at cost.

(r)	Non-current assets held for sale
A
non-current
asset (or disposal group) is classified as held for sale if it is highly probable that its carrying amount will be recovered through a sale transaction rather than through continuing use and the asset (or disposal group) is available for sale in its present condition. A disposal group is a group of assets to be disposed of together as a group in a single transaction, and liabilities directly associated with those assets that will be transferred in the transaction.
Immediately before classification as held for sale, the measurement of the non-current
assets (and all individual assets and liabilities in a disposal group) is brought up-to-date
in accordance with the accounting policies before the classification. Then, on initial classification as held for sale and until disposal, the non-current
assets (except for certain assets as explained below), or disposal groups, are recognized at the lower of their carrying amount and fair value less costs to sell. The principal exceptions to this measurement policy so far as the financial statements of the Group and the Company are concerned are deferred tax assets, assets arising from employee benefits, financial assets (other than investments in subsidiaries, associates and joint ventures) and investment properties. These assets, even if held for sale, would continue to be measured in accordance with the policies set out elsewhere in Note 2.
Impairment losses on initial classification as held for sale, and on subsequent remeasurement while held for sale, are recognized in profit or loss. As long as a non-current
asset is classified as held for sale, or is included in a disposal group that is classified as held for sale, the non-current
asset is not depreciated or amortized.

(s)	Cash and cash equivalents
Cash and cash equivalents comprise cash at bank and on hand, demand deposits with banks and other financial institutions, and short-term, highly liquid investments that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value, having been generally within three months of maturity at acquisition. Bank overdrafts that are repayable on demand and form an integral part of the Group’s cash management are also included as a component of cash and cash equivalents for the purpose of the consolidated cash flow statement. Cash and cash equivalents are assessed for ECL in accordance with the policy set out in Note 2(l)(i).

(t)	Provisions and contingent liabilities
Provisions are recognized for liabilities of uncertain timing or amount when the Group has a legal or constructive obligation arising as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made. Where the time value of money is material, provisions are stated at the present value of the expenditures expected to settle the obligation.
Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence
of one or more future events are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

(u)	Dividend distribution
Dividend distribution to the Company’s shareholders is recognized as a liability in the Group’s consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders.

(v)	Share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.

(w)	Deferred benefits and gains
In connection with the acquisitions of certain aircraft and engines, the Group receives various credits. Such credits are deferred until the aircraft and engines are delivered, at which time they are applied as a reduction of the cost of acquiring the aircraft and engines, resulting in a reduction of future depreciation.

(x)	Convertible bonds

(i)	Convertible bonds that contain an equity component
Convertible bonds that can be converted into ordinary shares at the option of the holder, where the number of shares to be issued is fixed, are accounted for as compound financial instruments, i.e. they contain both a liability component and an equity component.
At initial recognition, the liability component of the convertible bonds is measured at fair value based on the future interest and principal payments, discounted at the prevailing market rate of interest for similar non-convertible
instruments. The equity component is the difference between the initial fair value of the convertible bonds as a whole and the initial fair value of the liability component. Transaction costs that relate to the issue of a compound financial instrument are allocated to the liability and equity components in proportion to the allocation of proceeds.
The liability component is subsequently carried at amortized cost. Interest expense recognized in profit or loss on the liability component is calculated using the effective interest method. The equity component is recognized in the other reserve until either the bonds are converted or redeemed.
If the bonds are converted, the other reserve, together with the carrying amount of the liability component at the time of conversion, is transferred to share capital and share premium as consideration for the shares issued. If the bonds are redeemed, the other reserve is released directly to retained profits.

(ii)	Other convertible bonds
Convertible bonds which do not contain an equity component are accounted for as follows:
At initial recognition, the derivative component of the convertible bonds is measured at fair value and presented as part of derivative financial instruments (see Note 2(g)). Any excess of proceeds over the amount initially recognized as the derivative component is recognized as the host liability component. Transaction costs that relate to the issue of the convertible bonds are allocated to the host liability and are recognized initially as part of the liability.
The derivative component is subsequently remeasured in accordance with Note 2(g). The host liability component is subsequently carried at amortized cost. Interest expense recognized in profit or loss on the host liability component is calculated using the effective interest method.
If the bonds are converted, the derivative financial instruments, together with the carrying amount of the liability component at the time of conversion, is transferred to share capital and share premium as consideration for the shares issued. If the bonds are redeemed, any difference between the amount paid and the carrying amounts of both components is recognized in profit or loss.

(y)	Income tax
Income tax for the year comprises current tax and movements in deferred tax assets and liabilities. Current tax and movements in deferred tax assets and liabilities are recognized in consolidated income statement except to the extent that they relate to items recognized in other comprehensive income or directly in equity, in which case the relevant amounts of tax are recognized in other comprehensive income or directly in equity, respectively.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the end of the reporting year, and any adjustment to tax payable in respect of previous years.
Deferred tax assets and liabilities arise from deductible and taxable temporary differences respectively, being the differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Deferred tax assets also arise from unused tax losses and unused tax credits.

Apart from certain limited exceptions, all deferred tax liabilities, and all deferred tax assets to the extent that it is probable that future taxable profits will be available against which the asset can be utilized, are recognized. Future taxable profits that may support the recognition of deferred tax assets arising from deductible temporary differences include those that will arise from the reversal of existing taxable temporary differences, provided those differences relate to the same taxation authority and the same taxable entity, and are expected to reverse either in the same period as the expected reversal of the deductible temporary difference or in periods into which a tax loss arising from the deferred tax asset can be carried back or forward. The same criteria are adopted when determining whether existing taxable temporary differences support the recognition of deferred tax assets arising from unused tax losses and credits, that is, those differences are taken into account if they relate to the same taxation authority and the same taxable entity, and are expected to reverse in a period, or periods, in which the tax loss or credit can be utilized.
The limited exception to the recognition of deferred tax assets and liabilities are those temporary differences arising from goodwill, the initial recognition of assets or liabilities that affect neither accounting nor taxable profit (provided they are not part of a business combination), and temporary differences relating to investments in subsidiaries, associates and joint ventures to the extent that, in the case of taxable differences, the Group controls the timing of the reversal and it is probable that the differences will not reverse in the foreseeable future, or in the case of deductible differences, unless it is probable that they will reverse in the future and it is probable that future taxable profit will be available against which the temporary difference can be utilized.
The amount of deferred tax recognized is measured based on the expected manner of realization or settlement of the carrying amount of the assets and liabilities, using tax rates enacted or substantively enacted at the end of the reporting period and are expected to apply when related deferred tax asset is realized or the deferred tax liability is settled. Deferred tax assets and liabilities are not discounted.
The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilized. Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.
Current tax balances and deferred tax balances, and movements therein, are presented separately from each other and are not offset. Current tax assets are offset against current tax liabilities, and deferred tax assets against deferred tax liabilities, if the Company or the Group has the legally enforceable right to set off current tax assets against current tax liabilities and the following additional conditions are met:

•	in the case of current tax assets and liabilities, the Company or the Group intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously; or

•	in the case of deferred tax assets and liabilities, if they relate to income taxes levied by the same taxation authority on either:

•	the same taxable entity; or

•
different taxable entities, which, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered, intend to realize the current tax assets and settle the current tax liabilities on a net basis or realize and settle simultaneously.

(z)	Revenue and other income
Income is classified by the Group as revenue when it arises from the sale of goods, the provision of services or the use by others of the Group’s assets under leases in the ordinary course of the Group’s business.
Revenue is recognized when control over a product or service is transferred to the customer, or the lessee has the right to use the asset, at the amount of promised consideration to which the Group is expected to be entitled, excluding those amounts collected on behalf of third parties. Revenue excludes value added tax or other sales taxes and is after deduction of any trade discounts.
Further details of the Group’s revenue and other income recognition policies are as follows:

(i)	Passenger, cargo and mail revenue
Revenue is recognized when passenger, cargo and mail transportation services are provided. Unearned passenger revenue at the reporting date is included within “sales in advance of carriage” in the consolidated statement of financial position.
Ticket breakage relates to a portion of contractual rights that the Group does not expect to be exercised.
When the Group expects that the consideration received in advance of carriage is not refundable, and the customer is likely to give up a portion of the contractual rights, the Group recognizes, in proportion to the pattern of rights exercised by the customer, the breakage amount to which the Group expects to be entitled as revenue. If the Group does not expect to be entitled to a breakage amount, the Group recognizes the expected breakage amount as revenue when the likelihood of the customer exercising its remaining rights becomes remote.
Revenue from airline-related business is recognized when the customers obtain control of the relevant services.
The incremental costs of obtaining a contract are those costs that the Group incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained (for example, a sales commission). As a practical expedient, the Group recognizes sales commission (that are regarded as directly related incremental costs of obtaining transportation contracts) as an expense when incurred, as the amortization period is one year or less.

(ii)	Frequent flyer revenue
The Group maintains two major frequent flyer award programs, namely, the China Southern Airlines Sky Pearl Club and the Xiamen Airlines’ Egret Card Frequent Flyer Program, which provide travel and other awards to members based on accumulated mileages.
According to the frequent flyer award programs, the Group allocates the transaction price received in relation to mileage earning flights to flight and mileage awarded on a relative stand-alone selling price basis, and recognized the portion allocated to mileage awarded as “contract liabilities”. The mileage awarded to customers by third parties through means other than flights are initially recognized as “contract liabilities”.
The Group estimates the standalone selling price of mileage awarded through mileage earning flights based on inputs and assumptions derived from historical data, including the estimates on the percentage of mileage awarded that are expected to be redeemed (“expected redemption rate”).
Contract liabilities in relation to mileage awarded are subsequently recognized as revenue when the mileage is redeemed and the related benefits are received or used. Revenue on redeemed flights is recognized in accordance with the accounting policy set out in Note 2(z)(i), and revenue on redeemed goods or services is recognized when the customers obtain control of the goods or services.

(iii)	Rental income from operating leases
Rental income receivable under operating leases is recognized in consolidated income statement in equal instalments over the periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the use of the leased asset. Lease incentives granted are recognized in profit or loss as an integral part of the aggregate net lease payments receivable. Contingent rentals are recognized as income in the accounting period in which they are earned.

(iv)	Dividends

•	Dividend income from unlisted investments is recognized when the shareholder’s right to receive payment is established.

•	Dividend income from listed investments is recognized when the share price of the investment goes ex-dividend.

(v)	Interest income
Interest income is recognized as it accrues under the effective interest method using the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to the gross carrying amount of the financial asset. For financial assets measured at amortized cost or FVOCI (recycling) that are not credit-impaired, the effective interest rate is applied to the gross carrying amount of the asset. For credit-impaired financial assets, the effective interest rate is applied to the amortized cost (i.e. gross carrying amount net of loss allowance) of the asset (see Note 2(l)(i)).

(vi)	Government grants
Government grants are recognized in the consolidated statement of financial position initially when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are recognized as income in consolidated income statement on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the Group for the cost of an asset are deducted from the carrying amount of the asset and consequently are effectively recognized in profit or loss over the useful life of the asset by way of reduced depreciation expense.

(aa)	Traffic commissions
Traffic commissions are expensed in the consolidated income statement when the transportation is provided and the related revenue is recognized. Traffic commissions for transportation not yet provided are recorded on the consolidated statement of financial position as prepaid expense.

(ab)	Maintenance and overhaul costs
In respect of owned and leased aircraft, components within the aircraft subject to replacement during major overhauls are recognized as Note 2(i) and Note 2(k). Other routine maintenance, repairs and overhauls are charged to consolidated income statement as and when incurred.
In respect of certain leased aircraft, the Group has responsibility to fulfil certain return conditions under relevant lease agreements. In order to fulfil these return conditions, major overhauls are required to be conducted. Accordingly, except for the estimated costs of major overhauls recognized as right-of-use
assets at the lease commencement date, see Note 2(k), other estimated costs of major overhauls are accrued and charged to the consolidated income statement over the estimated overhaul period. Differences between the estimated costs and the actual costs of overhauls are charged to consolidated income statement in the period when the overhaul is performed.
In the comparative periods prior to January 1, 2019, estimated costs of major overhaul for the aircraft held under operating lease were accrued and charged to the consolidated income statement over the estimated overhaul period. As a result of the change of accounting policy, adjustments have been made to opening balances as at January 1, 2019 (see Note 2(b)).

(ac)	Borrowing costs
General and specific borrowing costs that are directly attributable to the acquisition, construction or production of an asset which necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of that asset. Other borrowing costs are expensed in the period in which they are incurred.
The capitalization of borrowing costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, borrowing costs are being incurred and activities that are necessary to prepare the asset for its intended use or sale are in progress. Capitalization of borrowing costs is suspended or ceases when substantially all the activities necessary to prepare the qualifying asset for its intended use or sale are interrupted or complete.
Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.
Borrowing costs include interest expense, finance charges in respect of lease liabilities and exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs.

(ad)	Employee benefits

(i)	Short-term employee benefits and contributions to defined contribution retirement schemes
Salaries, annual bonuses and contributions to defined contribution retirement schemes are accrued in the year in which the associated services are rendered by employees. Where payment or settlement is deferred and the effect would be material, these amounts are stated at their present values.

(ii)	Termination benefits
Termination benefits are recognized when, and only when, the Group demonstrably commits itself to terminate employment or to provide benefits as a result of voluntary redundancy by having a detailed formal plan which is without realistic possibility of withdrawal.

(iii)	Retirement benefits
According to IAS 19,
Employee Benefits
, an entity shall account not only for its legal obligation under the formal terms of a defined benefit plan, but also for any constructive obligation that arises from the entity’s informal practices where the entity has no realistic alternative but to pay the employee benefits. The Group believes the payments of welfare subsidy to those retirees who retired before the establishment of Pension Scheme are discretionary and have not created a legal or constructive obligation. Such payments are made according to the Group’s business performance, and can be suspended at any time.

(ae)	Translation of foreign currencies
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Renminbi, which is the Company’s functional and the Group’s presentation currency.
Foreign currencies transactions during the year are translated into Renminbi at the applicable rates of exchange quoted by the People’s Bank of China (“PBOC”) prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into Renminbi at the PBOC exchange rates prevailing at the end of the reporting period. Exchange gains and losses are recognized in profit or loss.
Non-monetary
assets and liabilities that are measured in terms of historical cost in a foreign currency are translated into Renminbi at the PBOC exchange rates prevailing at the transaction dates. The transaction date is the date on which the Group initially recognizes such non-monetary
assets or liabilities.
Non-monetary
assets and liabilities denominated in foreign currencies that are stated at fair value are translated into Renminbi at the PBOC exchange rates prevailing at the dates the fair value was determined.
The results of foreign operations are translated into Renminbi at the PBOC exchange rates approximating the foreign exchange rates prevailing at the dates of the transactions. Statement of financial position items are translated into Renminbi at the PBOC exchange rates prevailing at the end of the reporting period. The resulting exchange differences are recognized in other comprehensive income and accumulated separately in equity in the exchange reserve.

(af)	Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or the Group’s parent.

(b)	An entity is related to the Group if any of the following conditions applies:

(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).

(iii)	Both entities are joint ventures of the same third party.

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.

(vi)	The entity is controlled or jointly controlled by a person identified in (a).

(vii)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the Group’s parent.
Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

(ag)	Segment reporting
Operating segments, and the amounts of each segment item reported in the financial statements, are identified from the financial information provided regularly to the Group’s most senior executive management, who is the chief operating decision maker, for the purposes of allocating resources to, and assessing the performance of, the Group’s various lines of business and geographical locations.
Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria.